Treasury risk management - Summary of Derivative Cash Flow Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 2,807	€ 3,100
Foreign exchange cash outflows	(2,842)	(3,180)
Interest rate swaps cash inflows	3,050	2,072
Interest rate swaps cash outflows	(3,084)	(1,886)
Commodity contracts cash inflows	8	6
Commodity contracts cash outflows	(22)	(38)
Due within 1 year
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	2,807	3,100
Foreign exchange cash outflows	(2,842)	(3,180)
Interest rate swaps cash inflows	526	564
Interest rate swaps cash outflows	(528)	(464)
Commodity contracts cash inflows	8	6
Commodity contracts cash outflows	(22)	(38)
Due between 1 and 2 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	68	502
Interest rate swaps cash outflows	(68)	(473)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 2 and 3 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	68	27
Interest rate swaps cash outflows	(68)	(13)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 3 and 4 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	959	27
Interest rate swaps cash outflows	(978)	(13)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 4 and 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	42	952
Interest rate swaps cash outflows	(55)	(923)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due after 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	1,387	0
Interest rate swaps cash outflows	(1,387)	0
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Net carrying amount as shown in balance sheet
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	(6)	(48)
Interest rate swaps cash inflows	48	119
Interest rate swaps cash outflows	0	0
Commodity contracts cash inflows	8	6
Commodity contracts cash outflows	€ (22)	€ (38)